Quarterly Holdings Report
for

Fidelity® Natural Resources Fund

May 31, 2021

NAT-QTLY-0721
1.802184.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Construction Materials - 2.7%
Construction Materials - 2.7%
Eagle Materials, Inc.	36,700	$5,386,092
Summit Materials, Inc. (a)	146,800	5,111,576
		10,497,668
Containers & Packaging - 8.7%
Metal & Glass Containers - 3.9%
Aptargroup, Inc.	17,900	2,636,849
Ball Corp.	27,700	2,275,832
Berry Global Group, Inc. (a)	38,300	2,612,443
Crown Holdings, Inc.	74,700	7,712,028
		15,237,152
Paper Packaging - 4.8%
Avery Dennison Corp.	53,100	11,710,143
Graphic Packaging Holding Co.	118,400	2,093,312
Packaging Corp. of America	35,400	5,262,210
		19,065,665

TOTAL CONTAINERS & PACKAGING		34,302,817

Energy Equipment & Services - 3.8%
Oil & Gas Equipment & Services - 3.8%
Baker Hughes Co. Class A	236,400	5,768,160
Halliburton Co.	123,600	2,774,820
Oceaneering International, Inc. (a)	91,700	1,308,559
SBM Offshore NV	45,600	786,282
Subsea 7 SA	450,600	4,472,055
		15,109,876
Metals & Mining - 24.1%
Copper - 7.6%
First Quantum Minerals Ltd.	258,900	6,440,085
Freeport-McMoRan, Inc.	550,900	23,534,448
		29,974,533
Diversified Metals & Mining - 3.9%
Anglo American PLC (United Kingdom)	133,200	5,913,184
Canada Nickel Co., Inc. (a)	541,200	1,455,983
Glencore Xstrata PLC	450,600	2,049,800
NextSource Materials, Inc. (a)	377,850	1,144,763
Nouveau Monde Graphite, Inc. (a)	87,440	1,116,841
Talon Metals Corp. (a)	3,409,500	1,693,390
Western Copper & Gold Corp. (a)	760,800	1,977,494
		15,351,455
Gold - 11.4%
Agnico Eagle Mines Ltd. (Canada)	94,800	6,825,631
Barrick Gold Corp.	506,232	12,190,067
Franco-Nevada Corp.	94,300	14,106,165
Kinross Gold Corp.	1,000	8,100
Newmont Corp.	41,900	3,078,812
Novagold Resources, Inc. (a)	198,300	2,032,163
Pretium Resources, Inc. (a)	116,200	1,323,548
Solgold PLC (a)	4,881,000	2,403,624
Victoria Gold Corp. (a)	122,500	1,717,768
Wheaton Precious Metals Corp.	25,800	1,238,916
		44,924,794
Silver - 0.6%
Pan American Silver Corp.	68,100	2,290,884
Steel - 0.6%
Vale SA sponsored ADR	117,500	2,528,600

TOTAL METALS & MINING		95,070,266

Oil, Gas & Consumable Fuels - 59.3%
Coal & Consumable Fuels - 1.0%
Cameco Corp.	153,900	3,073,383
Whitehaven Coal Ltd. (a)	800,252	987,063
		4,060,446
Integrated Oil & Gas - 21.1%
Exxon Mobil Corp.	1,035,100	60,418,786
Imperial Oil Ltd.	497,400	16,411,874
Suncor Energy, Inc.	285,700	6,598,262
		83,428,922
Oil & Gas Exploration & Production - 23.4%
Africa Oil Corp. (a)	3,942,500	3,981,499
APA Corp.	255,600	5,316,480
Canadian Natural Resources Ltd.	973,200	33,692,184
Denbury, Inc. (a)	21,400	1,434,228
Diversified Gas & Oil PLC	376,100	558,294
Harbour Energy PLC (a)	11,230,500	3,275,211
Helium One Global Ltd. (a)	2,555,400	754,311
Hess Corp.	342,000	28,666,440
Kosmos Energy Ltd. (a)	496,900	1,580,142
MEG Energy Corp. (a)	605,046	4,016,778
Murphy Oil Corp.	315,100	6,834,519
PAO NOVATEK GDR (Reg. S)	2,900	577,181
Range Resources Corp. (a)(b)	69,486	942,230
Tourmaline Oil Corp.	25,200	613,912
		92,243,409
Oil & Gas Refining & Marketing - 6.8%
HollyFrontier Corp.	62,100	2,016,387
Phillips 66 Co.	165,016	13,897,648
Valero Energy Corp.	138,500	11,135,400
		27,049,435
Oil & Gas Storage & Transport - 7.0%
Cheniere Energy, Inc. (a)	80,700	6,851,430
Enbridge, Inc. (b)	101,100	3,890,328
Enterprise Products Partners LP	94,300	2,226,423
Magellan Midstream Partners LP	183,700	9,054,573
Targa Resources Corp.	143,200	5,564,752
		27,587,506

TOTAL OIL, GAS & CONSUMABLE FUELS		234,369,718

Paper & Forest Products - 1.3%
Forest Products - 1.3%
Louisiana-Pacific Corp.	5,600	376,376
Western Forest Products, Inc.	2,623,600	4,799,599
		5,175,975
TOTAL COMMON STOCKS
(Cost $303,533,084)		394,526,320

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.03% (c)	11,381,216	11,383,492
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	2,189,726	2,189,945
TOTAL MONEY MARKET FUNDS
(Cost $13,573,437)		13,573,437
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $317,106,521)		408,099,757
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(13,038,319)
NET ASSETS - 100%		$395,061,438

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105
Fidelity Securities Lending Cash Central Fund	3,148
Total	$3,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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